Financial Risk Management Policy - Schedule of Statement of Financial Position in Relation to Internal and External Regulatory Requirements (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Rating
Total cash at banks and on hand	$ 1,153,057	$ 1,477,368
BB+ [Member]
Rating
Total cash at banks and on hand	340,101	626,259
BB- [Member]
Rating
Total cash at banks and on hand	17,144	41,574
N/A [Member]
Rating
Total cash at banks and on hand	$ 795,812	$ 809,535